UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22269

Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

National Municipal Opportunities Trust

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 109.1%

Security	Principal Amount (000’s omitted)	Value
Education — 5.7%
Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,440	$11,164,745
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,608,675
New York Dormitory Authority, (The New School), 5.00%, 7/1/36	1,405	1,618,279
New York Dormitory Authority, (The New School), 5.00%, 7/1/41	270	309,315
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	3,000	3,402,360
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	750	862,357

		$18,965,731

Electric Utilities — 9.2%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$361,291
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	3,956,199
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	3,051,150
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	4,900,476
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	7,600	8,258,008
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	6,657,180
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	715	750,664
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,683,400

		$30,618,368

Escrowed/Prerefunded — 14.3%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/19, 6.25%, 11/1/34	$3,000	$3,355,050
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), Prerefunded to 7/1/20, 6.20%, 7/1/45	2,000	2,295,340
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	510	572,715
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	575	649,307
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	315	356,690
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	1,625	1,800,403
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	1,020	1,133,138
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	2,970	3,386,186
Illinois Finance Authority, (Rush University Medical Center), Prerefunded to 5/1/19, 6.625%, 11/1/39	2,300	2,531,426
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/34	550	617,689
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	2,425	2,723,445
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	548,640
New Hampshire Health and Education Facilities Authority, (Dartmouth College), Prerefunded to 6/1/19, 5.25%, 6/1/39(1)	12,000	12,961,920

Security	Principal Amount (000’s omitted)	Value
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	$2,425	$2,849,908
Salt River Project Agricultural Improvement and Power District, AZ, Prerefunded to 1/1/18, 5.00%, 1/1/38(1)	9,000	9,186,570
Washington Housing Finance Commission, (Wesley Homes), Prerefunded to 1/1/18, 6.20%, 1/1/36	2,500	2,566,200

		$47,534,627

General Obligations — 5.8%
California, 5.00%, 10/1/33	$4,035	$4,741,125
California, 6.00%, 4/1/38	5,750	6,236,105
Commerce Charter Township, MI, 4.00%, 12/1/38	1,030	1,111,988
Commerce Charter Township, MI, 4.00%, 12/1/39	1,075	1,148,702
Illinois, 5.00%, 5/1/36	3,500	3,521,910
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	2,210	2,551,997

		$19,311,827

Hospital — 12.8%
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/34	$980	$1,077,334
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/39	1,000	1,099,320
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	165	187,074
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	749,807
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children’s Hospital), 5.50%, 10/1/39(1)	12,300	13,358,415
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,000	1,799,540
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,358,475
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	1,023,050
Johnson City Health & Educational Facilities Board, TN, (Mountain States Health Alliance), 6.00%, 7/1/38	1,665	1,820,944
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,915	6,477,457
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,662,208
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,553,400
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	900	992,448
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,464,140
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	770	1,031,484
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	3,500	3,969,770

		$42,624,866

Housing — 0.4%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	$445	$471,851
New York City Housing Development Corp., NY, 3.85%, 11/1/42	1,000	1,019,780

		$1,491,631

Industrial Development Revenue — 11.5%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$5,000,750
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,000	3,160,380

Security	Principal Amount (000’s omitted)	Value
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39	$3,000	$3,214,260
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	3,420	4,016,722
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(2)	1,950	1,962,363
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	725	748,505
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(2)	2,695	2,699,312
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,800	1,861,794
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	1,500	1,496,250
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	682,700
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	2,072,178
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,200,000
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	3,000	3,226,590
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	3,984,856
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	850	942,199

		$38,268,859

Insured-General Obligations — 1.0%
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	$2,910	$3,220,730

		$3,220,730

Insured-Special Tax Revenue — 3.7%
Hesperia Public Financing Authority, CA, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$295	$295,664
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	4,000	4,782,840
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	7,139,940

		$12,218,444

Insured-Transportation — 4.9%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$808,690
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	2,885	3,120,128
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	460	474,462
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	1,295	1,331,661
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	1,185	1,213,369
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 1/1/51	1,000	1,059,210
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	2,064,960
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	13,000	6,369,870

		$16,442,350

Lease Revenue/Certificates of Participation — 2.9%
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/36	$4,000	$4,256,360
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	5,000	5,330,900

		$9,587,260

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 0.7%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,245	$1,487,426
Seminole Tribe, FL, 5.50%, 10/1/24(2)	925	932,132

		$2,419,558

Senior Living/Life Care — 5.7%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,436,893
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,674,267
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	465	498,289
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	925	985,199
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	182,957
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	392,627
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	300	329,388
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	301,488
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	575,190
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,833,584
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	835	918,784
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	550	649,798
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,560	3,049,293
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 5.25%, 5/15/37(2)	630	678,762
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	255	270,583
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	735	782,665
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,096,510
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(2)	1,335	1,356,267

		$19,012,544

Special Tax Revenue — 1.3%
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/34	$3,500	$4,153,730

		$4,153,730

Student Loan — 1.2%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$2,245	$2,372,089
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,485,937

		$3,858,026

Transportation — 21.7%
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$750	$844,650
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	325	374,849
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 6.00%, 1/1/41	35	40,667

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	$1,500	$1,718,640
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	1,630	1,863,041
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,537,685
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,293,832
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,318,511
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,028,423
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	5,225	5,689,084
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	980,254
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	1,065	1,199,403
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,217,961
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	350	393,298
Metropolitan Transportation Authority, NY, 5.00%, 11/15/31	1,000	1,138,160
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,360	1,474,172
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,358,512
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	6,612,200
New Jersey Turnpike Authority, 5.00%, 1/1/38	2,500	2,818,550
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	750	850,005
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	2,115	2,300,930
North Texas Tollway Authority, 5.50%, 9/1/41(1)	2,660	3,086,079
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	5,000	5,121,900
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	155	170,272
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	595	661,860
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/36	3,000	3,465,840
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	6,400	7,024,704
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,501,650
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	2,982,709
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,707,386
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	3,500	3,881,955
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	445	491,182

		$72,148,364

Water and Sewer — 6.3%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,450	$1,597,958
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,405	1,561,180
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,725	2,965,372
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	2,070	2,308,982
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/40(1)	11,700	12,623,013

		$21,056,505

Total Tax-Exempt Municipal Securities — 109.1% (identified cost $325,718,864)		$362,933,420

Taxable Municipal Securities — 2.3%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.0%
Chicago, IL, 7.375%, 1/1/33	$1,750	$1,830,622
Chicago, IL, 7.781%, 1/1/35	1,400	1,469,230

		$3,299,852

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,240,160

		$4,240,160

Total Taxable Municipal Securities — 2.3% (identified cost $7,218,810)		$7,540,012

Corporate Bonds & Notes — 0.2%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.2%
NYU Hospitals Center, 4.368%, 7/1/47	$730	$765,601

Total Corporate Bonds & Notes — 0.2% (identified cost $730,000)		$765,601

Total Investments — 111.6% (identified cost $333,667,674)		$371,239,033

Other Assets, Less Liabilities — (11.6)%		$(38,614,394)

Net Assets — 100.0%		$332,624,639

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2017, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

Texas	16.5%
New York	13.3%
Others, representing less than 10% individually	70.2%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 8.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $10,866,039 or 3.3% of the Trust’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open financial instruments at June 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Trust at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$290,887,043

Gross unrealized appreciation	$38,939,133
Gross unrealized depreciation	(167,143)

Net unrealized appreciation	$38,771,990

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$362,933,420	$—	$362,933,420
Taxable Municipal Securities	—	7,540,012	—	7,540,012
Corporate Bonds & Notes	—	765,601	—	765,601
Total Investments	$—	$371,239,033	$—	$371,239,033

The Trust held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017